Note Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The Company’s notes receivable for the period September 25, 2013 through December 31, 2013, were as follows (in thousands):

December 31, 2013(1)
Beginning balance (September 25, 2013)	$8,547
Originated loans	5,636
Acquired loans	—
Collections	(363)
Forgiveness/amortization	(573)
Accretion	6
Write-off	17
Ending balance (December 31, 2013)	$13,270
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.

Allowance for Credit Losses on Financing Receivables
The following table presents the Company’s allowance for uncollectible amounts due from financial advisors for the period ended December 31, 2013 (in thousands):

December 31, 2013(1)
Beginning balance (September 25, 2013)	$441
Provision for bad debt	—
Write-off	(17)
Total change	(17)
Ending balance (December 31, 2013)	$424
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(1) Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.